BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
September 30, 2020

	Shares	Value
COMMON STOCKS - 98.4%
AUSTRALIA - 3.2%
Diversified - 3.2%
Dexus	3,189,052	$20,425,627
Total AUSTRALIA		20,425,627
CANADA - 3.9%
Office - 1.8%
Allied Properties Real Estate Investment Trust	422,118	11,364,898
Residential - 2.1%
Boardwalk Real Estate Investment Trust	212,802	4,386,929
InterRent Real Estate Investment Trust	995,856	9,423,443
Total Residential		13,810,372
Total CANADA		25,175,270
FRANCE - 2.1%
Office - 1.0%
Gecina SA	47,668	6,283,905
Retail - 1.1%
Unibail-Rodamco-Westfield (n)	193,828	7,148,380
Total FRANCE		13,432,285
GERMANY - 6.2%
Office - 0.7%
alstria office REIT-AG	345,479	4,800,530
Residential - 5.5%
Deutsche Wohnen SE	284,188	14,203,595
Vonovia SE	301,420	20,663,360
Total Residential		34,866,955
Total GERMANY		39,667,485
HONG KONG - 7.2%
Diversified - 6.2%
CK Asset Holdings Ltd.	1,845,805	9,069,797
Sun Hung Kai Properties Ltd.	1,192,987	15,373,459
Swire Properties Ltd.	3,161,082	8,375,551
Wharf Real Estate Investment Company Ltd.	1,681,420	6,892,245
Total Diversified		39,711,052
Retail - 1.0%
Hang Lung Properties Ltd.	2,420,670	6,169,235
Total HONG KONG		45,880,287
JAPAN - 11.7%
Hotel - 1.6%
Japan Hotel REIT Investment Corp.	20,459	10,108,879
Industrial - 2.7%
GLP J-REIT	5,478	8,431,128
LaSalle Logiport REIT	5,192	8,694,222
Total Industrial		17,125,350
Office - 7.4%
Daiwa Office Investment Corp.	1,696	9,705,559
Invesco Office J-Reit, Inc.	70,948	9,828,530
MCUBS MidCity Investment Corp.	14,217	10,977,368
Mitsui Fudosan Company Ltd.	970,566	16,889,485
Total Office		47,400,942
Total JAPAN		74,635,171
SINGAPORE - 3.6%
Datacenters - 0.8%
Keppel DC REIT	2,385,171	5,098,140
Diversified - 1.8%
City Developments Ltd.	1,994,230	11,226,461
Office - 1.0%
Keppel REIT	8,122,322	6,408,390
Total SINGAPORE		22,732,991
SPAIN - 1.0%
Diversified - 1.0%
Merlin Properties Socimi SA	761,400	6,350,934
Total SPAIN		6,350,934
SWEDEN - 1.5%
Diversified - 1.5%
Hufvudstaden AB	676,834	9,404,517
Total SWEDEN		9,404,517
UNITED KINGDOM - 5.5%
Industrial - 2.2%
Tritax Big Box REIT PLC	7,008,011	13,995,757
Office - 1.8%
Derwent London PLC	353,792	11,713,894
Retail - 1.5%
Capital & Counties Properties PLC (n)	6,387,626	9,202,631
Total UNITED KINGDOM		34,912,282
UNITED STATES - 52.5%
Datacenters - 4.1%
CyrusOne, Inc.	149,933	10,499,808
Digital Realty Trust, Inc.	106,900	15,688,644
Total Datacenters		26,188,452
Healthcare - 7.7%
Physicians Realty Trust	350,450	6,276,559
Ventas, Inc.	372,929	15,648,101
Welltower, Inc.	490,048	26,996,744
Total Healthcare		48,921,404
Hotel - 5.0%
Apple Hospitality REIT, Inc. (n)	920,202	8,843,141
Host Hotels & Resorts, Inc. (n)	1,461,951	15,774,452
Pebblebrook Hotel Trust	587,708	7,363,981
Total Hotel		31,981,574
Industrial - 9.7%
Eastgroup Properties, Inc.	71,478	9,244,250
Prologis, Inc.	444,749	44,750,644
Rexford Industrial Realty, Inc.	172,839	7,909,113
Total Industrial		61,904,007
Manufactured Homes - 1.2%
Sun Communities, Inc.	55,295	7,775,030
Net Lease - 5.4%
Essential Properties Realty Trust, Inc.	28,351	519,390
Four Corners Property Trust, Inc.	256,320	6,559,229
MGM Growth Properties LLC	197,936	5,538,249
National Retail Properties, Inc.	273,961	9,454,394
VICI Properties, Inc.	541,861	12,663,292
Total Net Lease		34,734,554
Office - 5.7%
Cousins Properties, Inc.	554,609	15,856,271
Douglas Emmett, Inc.	227,571	5,712,032
Hudson Pacific Properties, Inc.	451,800	9,907,974
Kilroy Realty Corp.	95,049	4,938,746
Total Office		36,415,023
Residential - 9.7%
American Homes 4 Rent	380,817	10,845,668
Camden Property Trust	220,500	19,620,090
Essex Property Trust, Inc.	81,974	16,459,560
Mid-America Apartment Communities, Inc.	128,615	14,912,909
Total Residential		61,838,227
Retail - 3.0%
Regency Centers Corp.	253,600	9,641,872
Simon Property Group, Inc.	142,216	9,198,531
Total Retail		18,840,403
Self Storage - 1.0%
CubeSmart	197,399	6,377,962
Total UNITED STATES		334,976,636
Total COMMON STOCKS
(Cost $628,629,360)		627,593,485
Total Investments - 98.4%
(Cost $628,629,360)		627,593,485
Other Assets in Excess of Liabilities - 1.6%		10,481,633
TOTAL NET ASSETS - 100.0%		$638,075,118
LLC— Limited Liability Company
(n) - Non-income producing security.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2020:

Brookfield Global Listed Real Estate Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$20,425,627	$-	$20,425,627
Canada	25,175,270	-	-	25,175,270
France	-	13,432,285	-	13,432,285
Germany	-	39,667,485	-	39,667,485
Hong Kong	-	45,880,287	-	45,880,287
Japan	-	74,635,171	-	74,635,171
Singapore	-	22,732,991	-	22,732,991
Spain	-	6,350,934	-	6,350,934
Sweden	-	9,404,517	-	9,404,517
United Kingdom	-	34,912,282	-	34,912,282
United States	334,976,636	-	-	334,976,636
Total	$360,151,906	$267,441,579	$-	$627,593,485

For further information regarding security characteristics of each Fund, see the Schedule of Investments.